Right-of-use Assets and Lease Liabilities - Schedule of Lease Obligations (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Balance as of January 1,	SFr (605)	SFr (633)
New lease	(792)	(118)
FX revaluation	(32)	35
Indexation for the period	(25)	(47)
Interest expense for the period	(47)	(42)	SFr (45)
Lease payments for the period	321	200
Balance as of December 31,	SFr (1,180)	SFr (605)	SFr (633)